Note 14 - Legal Proceedings, Other Contingencies, and Commitments (Details Textual) - Surety Bond [Member] $ in Millions	Mar. 31, 2026 USD ($)
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 4.3
Letter of Credit [Member]
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 13.8